Note 9 - Share Capital - Warrants Outstanding (Details) shares in Thousands	3 Months Ended
Mar. 31, 2017 CAD / shares shares
Warrants Expiring on January 10, 2022 [Member]
Number of share purchase warrants (in shares) | shares	8,655
Price per share (in CAD per share) | CAD / shares	CAD 0.65
Expiry date (Year)	Jan. 10, 2022
Warrants Expiring on January 12, 2022 [Member]
Number of share purchase warrants (in shares) | shares	610
Price per share (in CAD per share) | CAD / shares	CAD 0.65
Expiry date (Year)	Jan. 12, 2022